Related Party Transactions (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 18, 2025	Aug. 01, 2024	Mar. 01, 2024	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024
Related Party Transactions [Line Items]
Sublease term		1 year	1 year
Sublease income		$ 1,280	$ 1,167
Rent expense						$ 2,334
Payment for rent						$ 23,850	$ 6,400
One-time fee					$ 13,610
Monthly rent				$ 5,813
SAFE Agreements [Member]
Related Party Transactions [Line Items]
Convertion of shares (in Shares)						2,909,057
PRB Transportation, LLC [Member]
Related Party Transactions [Line Items]
Revenues recognized						$ 26,302	15,145
Accounts receivable				$ 2,928		2,928	1,164
Pope Technologies LLC [Member]
Related Party Transactions [Line Items]
Purchase order								$ 1,500,000
Deferred revenue							$ 750,000
Deferred revenue balance						750,000
Charles Maddox [Member] | SAFE Agreements [Member]
Related Party Transactions [Line Items]
Proceeds						$ 28,833
Common Stock [Member] | SAFE Agreements [Member]
Related Party Transactions [Line Items]
Convertion of shares (in Shares)	2,156